UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   38                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              UNIFIED SERIES TRUST
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
  [ ] immediately upon filing pursuant to paragraph (b)
  [ ] on (date) pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [X] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           CHICKEN LITTLE GROWTH FUND




PROSPECTUS
____________, 2005




1310 Papin Street, Suite 104
St. Louis, MO 631013

(877) 621-9183
www.chickenlittlegrowthfund.com


























     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

RISK/RETURN SUMMARY............................................................2

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................6

HOW TO BUY SHARES..............................................................7

HOW TO REDEEM SHARES...........................................................9

DETERMINATION OF NET ASSET VALUE..............................................11

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................12

MANAGEMENT OF THE FUND........................................................13

FINANCIAL HIGHLIGHTS..........................................................14

PRIVACY POLICY................................................................15

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

     The Chicken Little Growth Fund (the "Fund") seeks to provide long-term capital appreciation.

PRINCIPAL STRATEGIES

     The Fund seeks to achieve its objective by investing in a portfolio of stocks that the advisor believes present the most favorable long-term potential for capital appreciation. In selecting stocks for the Fund's portfolio, the advisor typically focuses on the growth potential of each individual stock, and selects stocks that the advisor perceives to be undervalued. The advisor believes that time is the primary source of value creation. The Fund seeks stocks that will increase by several multiples over cost and, to accomplish this goal, the advisor is willing to hold stocks over the long term (typically three years or more). With respect to investment periods of less than three years, which the advisor defines as short-term, the advisor believes that markets are inefficient and that investors are irrational and emotional. The advisor believes that time is the critical variable. The advisor seeks excellent businesses whose common stocks have been incorrectly priced as a result of inefficient, emotional or irrational short-term investment behavior and then waits for better days.

     The Fund's portfolio generally will be equally weighted among "Alpha" and "Market" stocks. The Alpha side of the portfolio generally will consist of up to five stocks that the advisor believes will generate above average returns across most market conditions. The advisor attempts to identify a few great businesses by focusing on events that provide excellent investment opportunities over time. The advisor brings its venture capital experience to investing and deconstructs business models of companies prior to committing Fund capital. The advisor generally will select Alpha stocks of companies whose businesses it expects to be favourably impacted by new products, new services, regulatory action and/or mega trends in the economy. The advisor recognizes that markets rise and fall, and that the Fund's portfolio may be more volatile than the general market. However, the advisor believes that volatility is how growth manifests itself. The advisor will tolerate volatility as long as the underlying earnings growth of the Alpha stocks remains sound. The advisor believes that this focused investment strategy consistently will achieve positive results even with this element of volatility. The Fund is non-diversified, which means that its investment results will be dependent upon the results of fewer stocks than other mutual funds that are diversified.

     The Market side of the Fund's portfolio generally will consist of up to 22 stocks of a broader range of companies, with no one stock representing more than 3% of the Fund's total assets at the time of purchase. This portion of the Fund's portfolio typically also will include an allocation to cash, money market funds or short-term debt instruments. In selecting both Alpha and Market stocks, the advisor uses a "bottom-up" management style, focusing mainly on a company's fundamentals. The Fund will invest primarily in the equity securities of large-cap growth companies (that is, with market capitalization of $5 billion or more), although the advisor may, at times, use a multi-cap strategy without giving regard to whether the securities are conventionally categorized as small-, mid- or large-cap, or whether they are generally categorized as growth or value stocks.

     Equity securities in which the Fund may invest include primarily common stocks, as well as securities convertible into common stocks and preferred stock. The Fund may invest up to 35% of its assets in foreign companies operating in developed countries, through sponsored or unsponsored American Depositary Receipts (ADRs) traded on U.S. stock exchanges. ADRs typically are issued by a

U.S. bank or trust company and represent ownership of underlying securities issued by a foreign company.

     For cash management purposes, the Fund may also invest in short-term, high quality money market instruments such as short-term obligations of the U.S. government, its agencies or instrumentalities, bank obligations, commercial paper or money market mutual funds. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling stocks when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     The Fund will not seek to realize profits by anticipating short-term market movements. The advisor intends to purchase securities mainly for the long-term. As a result, the advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the advisor deems that change will benefit the Fund, portfolio turnover will not be a limiting factor. The Fund's turnover rate for its first year of operations is expected to be less than 100%.

     The Fund may sell holdings that the advisor believes have reduced growth potential, have underperformed the market or their relevant economic sectors, have exceeded their fair market values, have experienced a change in fundamentals or are subject to other factors that may contribute to relative underperformance.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     o STOCK MARKET RISK. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund's investments will under-perform either the securities markets generally or particular segments of the securities markets.
     o MANAGEMENT RISK. The Fund may invest in companies that appear to be growth-oriented companies. If the advisor's perception of a company's growth potential is wrong, the securities purchased may not perform as expected, reducing the Fund's return. From time to time, the Fund may invest in "value" stocks. The market may not agree with the advisor's determination that a stock is undervalued, and the stock's price may not increase to what the advisor believes is its full value. It may even decrease in value.
     o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular stock compared with diversified funds. As a result, the shares of the Fund are likely to fluctuate in value more than those of a fund investing in a broader range of securities.
     o SECTOR RISK. Because the Fund will invest in a limited number of companies, the Fund typically will have overweighted positions in particular sectors. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.
     o COMPANY SPECIFIC RISK. Common stock prices are subject to market, economic and business risks that will cause their prices to fluctuate over time. The value of individual stocks may decrease in response to company financial prospects or changing expectations for the performance of the company. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods.
     o MID CAP RISK. Stocks of mid-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
     o SMALL CAP RISK. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:
          o The earnings and prospects of smaller companies are more volatile than larger companies.
          o Smaller companies may experience higher failure rates than do larger companies.
          o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
          o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
     o FOREIGN INVESTING. To the extent that the Fund invests in foreign securities through the use of ADRs, it will be subject to additional risks that can increase the potential for losses in the Fund. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.
     o AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

     The Fund may be suitable for:

     o    Long-term investors seeking capital appreciation
     o    Investors willing to accept price fluctuations in their investments
     o    Investors willing to accept risks associated with equity investments

GENERAL

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities or money market instruments. The Fund may also invest in such
instruments  at  any  time  to  maintain   liquidity  or  pending  selection  of
investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The Fund recently commenced operations and, as a result, has no prior performance history. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Focused Equity composite managed by Mr. Stephen M. Coleman and by comparing its performance with a broad measure of market performance. Mr. Coleman is President of the advisor, Portfolio Manager of the Fund and Chief Investment Officer and founder of Daedalus Capital, L.L.C., the parent company of the advisor
("Daedalus"). The performance shown is the performance of all of Daedalus's fully discretionary private accounts managed by Mr. Coleman, using the Focused Equity strategy, which is substantially the same investment strategy that he will use to manage the Fund. The returns were calculated by Daedalus on a time-weighted rate of return basis and include gains or losses plus income and reinvested dividends, after deducting all costs and fees incurred by the accounts. The private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, and, if applicable, such limitations, requirements, and restrictions might have adversely affected the performance results of the composite. Past performance of this composite is not necessarily indicative of the Fund's future results.

                        YEAR-BY-YEAR ANNUAL TOTAL RETURN
                      OF ADVISOR'S FOCUSED EQUITY STRATEGY
                       (FOR THE YEARS ENDED DECEMBER 31ST)

                                [CHART OMITTED]


                        1995            25.25%
                        1996            46.11%
                        1997            30.45%
                        1998            42.08%
                        1999           123.57%
                        2000           -19.93%
                        2001           -68.39%
                        2002             1.57%
                        2003           111.75%
                        2004            18.27%


                                               AVERAGE ANNUAL TOTAL RETURNS
                                           FOR THE YEARS ENDED DECEMBER 31, 2004

======================================== ============= ============ ========= =========== ======================
                                            Past 1       Past 3      Past 5    Past 10       Since Inception
                                             Year          Years      Years     Years       (October 1, 1994)
---------------------------------------- ------------- ------------ --------- ----------- ----------------------
Advisor's Focused Equity Strategy           18.27%       36.50%      -8.43%     17.18%           16.45%
---------------------------------------- ------------- ------------ --------- ----------- ----------------------
S&P 500 Index 1                             8.99%         4.00%      -2.23%     12.04%           11.73%
---------------------------------------- ------------- ------------ --------- ----------- ----------------------
DJIA Index 1                                3.15%         3.90%      -0.31%     12.19%           11.88%
---------------------------------------- ------------- ------------ --------- ----------- ----------------------

1 The S&P 500 Index is a broad-based index representative of the stock market in general. The Dow Jones Industrial Average (DJIA) Index is a weighted average index of the 30 largest and most widely held public companies in the United States. The Indices do not reflect any deduction for fees, expenses or taxes.


     FEES AND EXPENSES OF INVESTING IN THE FUND

     The tables describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)                                                 NONE
   Imposed on Purchases
Maximum Deferred Sales Charge (Load)                                        NONE
Redemption Fee1, 2                                                         1.00%
Exchange Fee                                                                NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fee3                                                            2.50%
Distribution and/or Service (12b-1) Fees                                   0.00%
Other Expenses4                                                            2.78%
Total Annual Fund Operating Expenses5                                      5.28%
Fee Waiver3                                                                2.28%
Net Expenses                                                               3.00%

1 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, the Fund typically charges a 1.00% redemption fee on shares redeemed within 60 days after they are purchased.

2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 This management fee is higher than the management fee paid by most other mutual funds. However, the advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 3.00% of the Fund's average daily net assets through the end of its second fiscal year. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that the Fund is able to make the repayment without exceeding the 3.00% expense limitation.

4 The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated for the Fund's first two fiscal years.

5 Based on estimated amounts for the initial fiscal year.

Example:
--------

Based on the costs above, this example helps you compare the expenses of the Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR             3 YEARS                 5 YEARS              10 YEARS
      ------             -------                 -------              --------
       $303               $1,161                  $2,253               $4,958



                                HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Fund is $1,000 and minimum subsequent investments are $50. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

     BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and
o    a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. MAIL:    Chicken Little Growth Fund               OVERNIGHT:  Chicken Little Growth Fund
              c/o Unified Fund Services, Inc.                      Unified Fund Services, Inc.
              P.O. Box 6110                                        431 North Pennsylvania Street
              Indianapolis, Indiana 46206                          Indianapolis, Indiana 46204

     BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 1-877-621-9183 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn:  Chicken Little Growth Fund
      Account Name ________________(write in shareholder name)
      For the Account # ______________(write in account number)
      D.D.A.#________________

     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name
      -the name of your account(s)
      -your account number(s)
      -a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

DISTRIBUTION PLAN

     The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under these plans, the Fund may pay a fee of up to 0.25% of its average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges. The Plan will not be activated prior to _______, 2007.

OTHER PURCHASE INFORMATION

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature stamp guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including its designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. The Fund do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:    Chicken Little Growth Fund               OVERNIGHT:   Chicken Little Growth Fund
              c/o Unified Fund Services, Inc.                       c/o Unified Fund Services, Inc.
              P.O. Box 6110                                         431 North Pennsylvania Street
              Indianapolis, Indiana 46206                           Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-621-9183 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at 1-877-621-9183. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning a Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund' transfer agent at 1-877-621-9183. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

     FUND POLICY ON MARKET TIMING. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Funds. A 1.00% short-term redemption fee will be assessed by each Fund against investment proceeds withdrawn within 60 days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a "first-in, first-out" method to determine the 60-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

     Some retirement plan accounts may be exempt from the redemption fee because the retirement plan's trade and recordkeeping system cannot track and/or process a redemption fee. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of a Fund's advisor, due to changes in an investor's circumstances, such as death, or a change in the investor's asset allocation. No exceptions will be granted to persons believed by a Fund to be "market-timers."

     While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund Shares.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     DIVIDENDS AND DISTRIBUTIONS. The Fund typically distribute substantially all net investment income in the form of dividends and any net realized capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of net realized capital gains. The Fund declares and pays dividends at least annually.

     TAXES. Investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sell its assets for a profit. Capital gains are taxed differently depending on how long a Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

The following discussion reflects the enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


TYPE OF TRANSACTION                                          TAX STATUS
-------------------                                          ----------

Qualified dividend income                                    Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                    Ordinary income rate

Net long-term capital gain distributions                     Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains taxed at generally maximum 15%
more than one year                                           on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate as ordinary income;
for one year or less                                         losses are subject to special rules

                                                             *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.


                             MANAGEMENT OF THE FUND
INVESTMENT ADVISOR

     Chicken Little Fund Group, Inc., 1310 Papin Street, Suite 104, St. Louis, MO 63103 (www.chickenlittlegrowthfund.com), serves as the advisor to the Fund.
          ---------------------------------
The advisor has overall supervisory management responsibility for the general management and investment of the Fund's portfolio. The advisor sets the Fund's overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund's portfolio and votes any proxies solicited by portfolio companies.

     The advisor is owned primarily by Daedalus Capital, L.L.C., a registered investment advisor. Daedalus provides investment consulting and administrative services to personal trust and employee benefit accounts, endowments and other institutional and high net worth individual investment management accounts. Daedalus has over 10 years of experience in managing private accounts using the same focused equity strategy that it will use to manage the Fund. The Fund is the first mutual fund managed by the advisor.

     The Fund is authorized to pay the advisor a fee equal to 2.50% of the Fund's average daily net assets. The advisor contractually has agreed to waive its fee and reimburse the Fund's expenses so that total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 3.00% of the Fund's average daily net assets through the end of its second fiscal year. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that the Fund is able to make the repayment without exceeding the 3.00% expense limitation.

     The advisor, not the Fund, may pay certain financial institutions, including banks, broker-dealers or other financial institutions that provide shareholder services and administer shareholder accounts. Banks, broker-dealers and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     Each annual report of the Fund will contain information about the factors that the Board of Trustees considered in approving the Fund's management agreement.

     THE PORTFOLIO MANAGER. Stephen M. Coleman serves as the Fund's portfolio manager and, as such, is solely and primarily responsible for the day-to-day management of the Fund. Mr. Coleman is the President and Portfolio Manager of the advisor, and Chief Investment Officer and founder of Daedalus, its parent company. Mr. Coleman also provided venture capital advisory services as a partner in ColJon Holdings, LLC. Mr. Coleman has over 25 years experience in the financial industry. Prior to founding Daedalus, Mr. Coleman served as a portfolio manager at Prudential Securities and prior to that he was President of S.M. Coleman and Company, a registered investment advisor. Mr. Coleman graduated from Amherst College in 1978, and received an M.B.A. from Stanford University, Graduate School of Business, in 1980.

     The Statement of Additional Information provides additional information about the Fund's portfolio manager, including his compensation, other accounts that he manages, and his ownership of shares of the Fund.

                              FINANCIAL HIGHLIGHTS

     Because the Fund recently commenced operations, there are no financial highlights available at this time.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

     CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund's custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

     CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operations, including its policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. Annual and semi-annual reports will contain management's discussion of market conditions and investment strategies that significantly affect the Fund's performance results as of the Fund's future semi-annual or annual periods.

     Call the Fund at 1-(877)621-9183 to request free copies of the SAI, to request other information about the Fund and to make shareholder inquiries. Alternatively, the Fund's SAI and annual and semi-annual reports are available, free of charge, at www.chickenlittlegrowthfund.com.
                   --------------------------------

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies
                                                 ------------------
of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





















Investment Company Act #811-21237

                           CHICKEN LITTLE GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                              __________ ___, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Chicken Little Growth Fund dated ________ ___, 2005. A free copy of the Prospectus can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-877-621-9183.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST AND FUND..............................................2
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3
INVESTMENT LIMITATIONS.........................................................5
INVESTMENT ADVISOR.............................................................7
TRUSTEES AND OFFICERS..........................................................9
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................12
PORTFOLIO TURNOVER............................................................12
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................12
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................13
PROXY VOTING POLICY...........................................................14
DETERMINATION OF NET ASSET VALUE..............................................15
REDEMPTION IN-KIND............................................................15
STATUS AND TAXATION OF THE FUND...............................................15
CUSTODIAN.....................................................................17
FUND SERVICES.................................................................17
ACCOUNTANTS...................................................................18
DISTRIBUTOR...................................................................18
DISTRIBUTION PLAN.............................................................18
FINANCIAL STATEMENTS..........................................................18

DESCRIPTION OF THE TRUST AND FUND

     Chicken Little Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on _________ ____, 2005. The investment advisor to the Fund is Chicken Little Fund Group, Inc. (the "Advisor").

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers would be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's initial annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Fund may make and some of the techniques it may use.

     A. EQUITY  SECURITIES.  Equity  securities  include common stock and common
        ------------------
stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

     B. CONVERTIBLE  SECURITIES.  A convertible  security is a bond,  debenture,
        -----------------------
preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest in convertible securities rated B or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

     The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated-securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     If the rating of a security by S&P or Moody's drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     C. PREFERRED STOCK.  Preferred stock has a preference in liquidation  (and,
        ---------------
generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Corporation ("S&P") and Moody's Investors Services, Inc. ("Moody's") although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least BBB by S&P or Baa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     D. DEPOSITORY RECEIPTS. The Fund may invest in American Depository Receipts
        -------------------
("ADRs"). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Generally, Depository Receipts in registered form are designed for use in the U.S. securities market and depository receipts in bearer form are designed for use in securities markets outside the U.S.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on Nasdaq. The information available for

ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

     ADRs reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires ADRS through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADR, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.


INVESTMENT LIMITATIONS

     A.  FUNDAMENTAL.  The  investment  limitations  described  below  have been
         -----------
adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a
                 ----
majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank,
        ---------------
provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  SENIOR  SECURITIES.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

     3. UNDERWRITING.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL  ESTATE.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  COMMODITIES.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.  LOANS.  The Fund will not make  loans to other  persons,  except (a) by
         -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     B.  NON-FUNDAMENTAL.  The  following  limitations  have been adopted by the
         ---------------
Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  PLEDGING.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  BORROWING.  The Fund will not purchase any  security  while  borrowings
         ---------
(including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. SHORT SALES.  The Fund will not effect short sales of securities  except
        -----------
as described in the Prospectus or the Statement of Additional Information.

     5.  OPTIONS.  The Fund will not  purchase or sell puts,  calls,  options or
         -------
straddles except as described in the Prospectus or the Statement of Additional Information.

     6.  ILLIQUID  SECURITIES.  The Fund will not purchase  illiquid  securities
         --------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

     7. LOANS OF PORTFOLIO SECURITIES. The Fund will not make loans of portfolio
        -----------------------------
securities.


INVESTMENT ADVISOR

     The Advisor is Chicken Little Fund Group, Inc. Daedalus Capital, L.L.C. ("Daedalus"), a registered investment advisor, is the super-majority shareholder of the Advisor. Daedalus is owned by Stephen M.Coleman, the Fund's portfolio manager.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse the Fund, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 3.00% of its average daily net assets for its fiscal years ending ______________ ___, 2007. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that the Fund is able to make the repayment without exceeding the 3.00% expense limitation.

     The Agreement was approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at in-person meetings held on March 13, and June 13, 2005. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including current financial statements and Form ADV Part II for the Advisor's parent company and an investment questionnaire describing its focused equity investment strategy. The Trustees reviewed a description of the Advisor's business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars and proxy voting, and the Advisor represented to the Board that there are no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The Advisor also represented to the Board that it has in place a compliance program, including a Code of Ethics, reasonably designed to prevent violations of the federal securities laws.

     In considering the Agreement, the Trustees primarily considered that: (1) the Portfolio Manager has over 10 years' experience in successfully providing investment advice to clients using the same focused equity strategy that it will use to manage the Fund; (2) the Portfolio Manager has managed private accounts in a focused equity composite for 10 years using the same investment strategy that it will use to manage the Fund, and the performance of the Advisor's composite has exceeded or matched the performance of the S&P 500, in the aggregate, since inception of the Advisor; (3) the fact that the Advisor will not engage in soft dollar arrangements pursuant to which mutual fund brokerage is directed to a broker-dealer in exchange for research services provided to the fund's advisor; and (4) the Trustees expressed concern that the Advisor's management fee is higher than the management fees charged by other mutual funds with similar focused equity strategies. The Trustees negotiated an agreement with the Advisor pursuant to which the Advisor contractually has agreed to cap the Fund's expenses for its initial two year of operations at 3.00% of its average daily net assets, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 3.00% of its average daily net assets through the end of the Fund's second fiscal years end. Each waiver or reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred; provided that the Fund is able to make the repayment without exceeding the 3.00% expense limitation.

     As  a  result  of  their  considerations,   the  Trustees,   including  the
Independent Trustees voting separately, unanimously determined that the proposed Management Agreement is in the best interests of the Fund and its shareholders.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


ABOUT THE PORTFOLIO MANAGER

     Stephen M. Coleman, President and Chief Investment Officer of the Advisor, serves as the portfolio manager of the Fund solely responsible for making investment decisions for the Fund ("Portfolio Manager"). In addition to acting as Portfolio Manager to the Fund, the Portfolio Manager also is the Chief Investment Officer of Daedalus, responsible for making the investment decisions for Daedalus' advisory accounts. As December 31, 2004, the Portfolio Manager was responsible for management of the following types of accounts:

           ---------------------- ----------------- ---------------- ---------------------- ---------------------
                                     NUMBER OF                        NUMBER OF ACCOUNTS       TOTAL ASSETS BY
                                    ACCOUNTS BY      TOTAL ASSETS     BY TYPE SUBJECT TO    ACCOUNT TYPE SUBJECT
            ACCOUNT TYPE            ACCOUNT TYPE    BY ACCOUNT TYPE    A PERFORMANCE FEE    TO A PERFORMANCE FEE
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Registered                   None              N/A                 N/A
           Investment Companies                                                                     N/A
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Pooled Investment            None              N/A                 N/A                   N/A
           Vehicles
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
           Retail Accounts              175          $7.5 million            None                   N/A
           ---------------------- ----------------- ---------------- ---------------------- ---------------------

     The Portfolio Manager is compensated for his services by the Advisor. The Portfolio Manager receives a fixed salary and, in the event the Fund's assets exceed $50 million, he is also eligible to receive a bonus equal to 0.25% of the management fee received by the Advisor with respect to the portion of the Fund's assets that exceed $50 million. Additionally, the Portfolio Manager is eligible to participate in the benefit plans offered by the Advisor to its other employees.

     As of _______, 2005, the Portfolio Manager did not own any shares of the Fund.

     Conflicts may arise as a result of the Portfolio Manager's dual role as portfolio manager to the Fund and to clients of Daedalus, with respect to his allocation of time among such clients. However, because many of his duties overlap, and as a result of combining responsibilities such as asset selection and research, the Portfolio Manager believes he is able to provide both the Fund and Daedalus' clients with more thorough research and higher quality asset selection.

     To the extent the Fund and another of Daedalus' clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata average price per share basis.


TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Independent Trustee, December 2002 to present         Advisors Trust since July 2002 and AmeriPrime Funds since
                                                      1995. Trustee of CCMI Funds since June 2003.  Trustee of
                                                      Access Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Chairman, December 2004 to present; Independent       Trust since November 2002 and AmeriPrime Funds since December
Trustee, December 2002 to present                     2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Independent Trustee, December 2002 to present         automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------

*    The address for each trustee is 431 N. Pennsylvania St.,  Indianapolis,  IN
     46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 27 series.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, and each officer of the Trust.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and legal counsel of The Webb
                                                      Companies, a national real estate company, from 2001 to
Trustee, December 2002 to present                     present; Executive Vice President and Director of The Webb
                                                      Companies from 1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal
                                                      counsel for The Traxx Companies, an owner and operator of
                                                      convenience stores, from 1989 to present; Trustee of
                                                      AmeriPrime Advisors Trust and AmeriPrime Funds since July
                                                      2002.  Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President, June 2004 to present and Senior Vice
                                                      President, April 2003 to June 2004 of Unified Fund Services,
President, July 2004 to present                       Inc., the Trust's administrator; Senior Vice President and
                                                      Chief Information Officer of Unified Financial Services, Inc.
                                                      since 1997.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chairman, Unified Financial Services, Inc., the parent company of the Trust's administrator and Distributor - December 2004
Chief Financial Officer and Treasurer, December       to present; Chief Financial Officer and Executive Vice
2002 to present                                       President March 2002 to December 2004; Director - 1989 to
                                                      March 2002. CFO of AmeriPrime Advisors Trust since October
                                                      2002 and AmeriPrime Funds since October 2002. CFO of CCMI
                                                      Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President Fund Administration, Unified Fund Services,
                                                      Inc., the Trust's administrator, December 2003 to present;
Secretary, September 2004 to present                  Secretary of AmeriPrime Funds, AmeriPrime Advisors Trust and
                                                      CCMI Funds since September 2004; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.
                                                      Assistant Vice President, US Bancorp Fund Services LLC, 2000
                                                      to December 2003, Trust Officer 1998 to 2000.

----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chairman, Unified Financial Securities, Inc., 1997 to December
                                                      2004, President and Chief Compliance Officer, 1997 to 2000;
Chief Compliance Officer, September 2004 to present   Chief Compliance Officer, Unified Financial Services, Inc.
                                                      2000 to September 2004; Director of Compliance, Unified Fund
                                                      Services, Inc., October 2003 to November 2004.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 27 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -------------------------------------------------
                                                                            AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS
                                                                                       WITHIN THE FUND COMPLEX*
               TRUSTEE                    DOLLAR RANGE OF FUND SHARES
-------------------------------------- ----------------------------------- -------------------------------------------------
Gary E. Hippenstiel                                   None                                       None
-------------------------------------- ----------------------------------- -------------------------------------------------
Ronald Tritschler                                     None                                       None
-------------------------------------- ----------------------------------- -------------------------------------------------
Stephen Little                                        None                                       None
-------------------------------------- ----------------------------------- -------------------------------------------------
Daniel Condon                                         None                                       None
-------------------------------------- ----------------------------------- -------------------------------------------------

     * Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 27 series.


     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its expenses at the same rate.

==================================== =================== =================== =================== ======================
                                         AGGREGATE           PENSION OR       ESTIMATED ANNUAL    TOTAL COMPENSATION
                                        COMPENSATION         RETIREMENT        BENEFITS UPON      FROM TRUST AND FUND
       INDEPENDENT TRUSTEES            FROM EACH FUND     BENEFITS ACCRUED       RETIREMENT            COMPLEX*
                                                          AS PART OF FUND
                                                              EXPENSES
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Gary E. Hippenstiel, Trustee and           $____                 $0                  $0                 $36,000
Chairman of the Audit Committee
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Stephen A. Little, Chairman of the         $____                 $0                  $0                 $36,000
Board
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Daniel Condon, Trustee                     $____                 $0                  $0                 $24,000

------------------------------------ ------------------- ------------------- ------------------- ----------------------
==================================== =================== =================== =================== ======================
                                         AGGREGATE           PENSION OR       ESTIMATED ANNUAL    TOTAL COMPENSATION
   NON-INDEPENDENT TRUSTEES AND         COMPENSATION         RETIREMENT        BENEFITS UPON      FROM TRUST AND FUND
             OFFICERS                  FROM EACH FUND     BENEFITS ACCRUED       RETIREMENT            COMPLEX*
                                                          AS PART OF FUND
                                                              EXPENSES
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Ronald C. Tritschler, Trustee               $___                 $0                  $0                 $24,000
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Thomas G. Napurano, CFO and                  $0                  $0                  $0                   $0
Treasurer
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Anthony Ghoston, President and CEO           $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Freddie Jacobs, Jr., CPA, Secretary          $0                  $0                  $0                   $0
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Lynn Wood, Chief Compliance Officer        $____                 $0                  $0                $125,000
==================================== =================== =================== =================== ======================

* Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 27 series.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds' fundamental policies or the terms of the management agreement with the Advisor.


PORTFOLIO TURNOVER

     The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

     The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     The Trust and the Advisor have each adopted a Code of Ethics (the "Rule 17j-1 Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling the Fund at 1-877-621-9183. You may also obtain copies of the Trust's Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. In addition, such third parties will be subject to an independent obligation not to trade on confidential information or they must confirm to the Fund that they will not use such confidential information to trade for their own account.

     Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's, Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.


PROXY VOTING POLICY

     The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Advisor's policy provides that the Advisor will vote with management for all proposals supported or endorsed by management and against any proposals opposed by management.

     The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling 1-877-621-9183 or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204,
Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC's web site at www.sec.gov. A copy of the votes cast by the
                                   -----------
Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. The Board of Trustees annually approves the pricing service used by the Fund's administrator. An independent trustee is available to assist the administrator's pricing committee if issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets             =  Net Asset Value Per Share
                   -------------------------
                      Shares Outstanding


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as
                 ---
a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
     o Diversify its investments in securities within certain statutory limits; and
     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.


CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, act as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions. For its transfer agency services, Unified receives a monthly fee from the Fund of $1.40 per shareholder (subject to a minimum monthly fee of $1,375 per Fund) for these transfer agency services.


     In  addition,  Unified  provides the Funds with fund  accounting  services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.03% of the Fund's assets up to $50 million, 0.02% of the Fund's assets from $50 million to $250 million, and 0.01% of the Fund's assets over $250 million (subject to various monthly minimum fees, the maximum being $1,875 per month).

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of the Fund's assets up to $50 million, 0.07% of the Fund's assets from $50 million to $100 million, 0.05% of the Fund's assets from $100 million to $150 million, and 0.03% of the Fund's assets over $150 million (subject to a minimum fee of $2,500 per month).

ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2005. Cohen McCurdy performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of UFS, the parent company of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.


DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on June 13, 2005 called for the purpose of, among other things, voting on such Plan.

     The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the "Recipient") a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan will not be activated prior to the end of the Fund's first fiscal year.

FINANCIAL STATEMENTS

     The Fund recently commenced operations and, as a result, has no financial statements.

                           PART C. OTHER INFORMATION

Item 22. Exhibits
         --------

     (1)  (a) Financial Statements included in Part A: None.

          (b)  Financial Statements included in Part B: None.

     (2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (c)  Instruments Defining Rights of Security Holders - None.

          (d)  Investment Advisory Contracts.

               1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               2. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               3. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               4. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               5. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               6. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               8. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

               9. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               10. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               11. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with
                    Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               12. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               13. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               14. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               15.  Copy of Registrant's Management Agreement with IMS Capital

                    Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               16. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               17. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with
                    Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

               18. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

               19. Copy of Registrant's Management Agreement with Appalachian Asset Management with regard to the AAM Equity Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

               20. Copy of Registrant's Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

               21. Copy of Registrant's Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

               22. Copy of Registrant's Management Agreement with Appalachian Asset Management with regard to the AAM Equity Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

               23. Copy of Registrant's Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

               24. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13,

                    2005 - Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

               25. Copy of Registrant's Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 - Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

               26.  Copy of  Registrant's  Management  Agreement  Chicken Little
                    Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 - Filed herewith.

          (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

               (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (5) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

          (f)  Bonus or Profit Sharing Contracts - None.

          (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with

               Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (i) Legal Opinion and Consent - Opinion and Consent of Thompson Coburn LLP - To be filed.

          (j)  Other Opinions - None.

          (k)  Omitted Financial Statements - None.

          (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

               (6) Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

               (7) Copy of Rule 12b-1 Distribution Plan for Dobson Covered Call Fund - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

               (8) Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund - Filed herewith.

               (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with

                    Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (o)  Reserved.

               (p) (1) Registrant's Amended Code of Ethics - Filed with Registrant's registration statement on Form N-1A dated April 29, 2005 and incorporated herein by reference.

                    (2) Code of Ethics for Senior Executive Officers - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                    (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                    (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                    (4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                    (5) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                    (6) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund - Filed with Registrant's registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

                    (7) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                    (8) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

                    (9) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

                    (10) Proxy  Voting  Policy  and  Procedures  adopted  by IMS
                         Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                    (11) Proxy Voting Policy and  Procedures  adopted by Chinook
                         Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

                    (12) Proxy  Voting  Policy and  Procedures  adopted by Marco
                         Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

                    (13) Proxy Voting  Policy and  Procedures  adopted by Leader
                         Capital Corporation with regard to the Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

                    (14) Proxy Voting  Policy and  Procedures  adopted by Dobson
                         Capital Management, Inc. with regard to the Dobson Covered Call Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

                    (15) Proxy Voting Policy and Procedures adopted by Financial
                         Counselors, Inc. with regard to each of the FCI Funds - Filed with Registrant's registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

                    (16) Proxy   Voting   Policy  and   Procedures   adopted  by
                         Appalachian Asset Management with regard to the AAM Equity Fund - Filed with Registrant's registration statement on Form N-1A dated June 16, 2005 and incorportated herein by reference.

                    (17) Proxy Voting Policy and  Procedures  adopted by Chicken
                         Little Fund Group, Inc. with regard to the Chicken Little Growth Fund - To be filed.

Item 23. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

         None.

Item 24. Indemnification
         ---------------

          Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

          Indemnification of Trustees,  Officers,  etc. Subject to and except as
          --------------------------------------------
          otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers
         ---------------------------------------------------------

               1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

               2. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

               3. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

               4. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

               5. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

               6. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James
                    E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher
                    A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV
                    Part I filed via the IARD.

               7. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

               8. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

               9. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV
                    Part I filed via the IARD.

               10. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I filed via the IARD.

               11. Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV
                    Part I filed via the IARD.

               12. Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV
                    Part I filed via the IARD.

               13. Leader Capital Corporation ("Leader") serves as the investment adviser to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I filed via the IARD.

               14. Appalachian Asset Management ("AAM") serves as the investment adviser to the AAM Equity Fund, a series of the Trust. Mr. Knox Fuqua serves as President of AAM. Further information about AAM can be obtained from the Form ADV Part I of AAM filed via IARD.

               15. Dobson Capital Management, Inc. serves as investment adviser to the Dobson Covered Call Fund, a series of Registrant. Mr. Charles Dobson serves as President of Dobson. Further information about Dobson can be obtained from the Form ADV
                    Part I of Dobson filed via the IARD.

               16. Financial Counselors, Inc. ("FCI") serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I filed via the IARD.

               17. Chicken Little Fund Group, Inc. ("CLG") serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about Dobson can be obtained from the Form ADV Part I of CLG filed via the IARD.

Item 26. Principal Underwriters
         ----------------------

          Unified Financial Securities,  Inc. Unified Financial Securities, Inc.
          ----------------------------------
          serves as the principal underwriter for the Trust

               (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

               (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  ----                             -----                             -------------------
                  Gregory S. Drose                 President                         None

                  Thomas G. Napurano               Director, CFO and Exec. Vice      CFO and Treasurer
                                                   President

                  Stephen D. Highsmith, Jr.        Director and Senior Vice          None
                                                   President

                  D. Eric McKenzie                 Assistant Vice President          None
                  Karyn E. Cunningham              Controller                        None

                  Lynn E. Wood                     Chief Compliance Officer          Chief Compliance Officer

                           (c) Not applicable.

Item 27. Location of Accounts and Records
         --------------------------------

         Unified Fund Services, Inc.
         431 N. Pennsylvania  Street
         Indianapolis, IN 46204

          Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

          Huntington National Bank
          41 South High Street
          Columbus, Ohio 43215

          Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

          Unified Financial Securities, Inc.
          431 N. Pennsylvania  Street
          Indianapolis,  IN  46204

          Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

          Ariston Capital Management Corp
          40 Lake Bellevue Drive, Suite 220
          Bellevue, Washington 98005

          Corbin & Company
          1320 South University Drive, Suite 406
          Fort Worth, Texas 76107

          Gamble, Jones, Morphy & Bent
          301 East Colorado Blvd., Suite 802
          Pasadena, California 91101

          GLOBALT, Inc.
          3060 Peachtree Road, N.W.
          One Buckhead Plaza, Suite 225
          Atlanta, Georgia 30305

          Spectrum Advisory Services,  Inc.
          1050 Crown Pointe Parkway
          Atlanta, GA 30338

          StoneRidge Investment Partners, LLC
          3421 Saint Davids Road
          Newtown Square, PA  19073

          Becker Capital Management, Inc.
          1211 SW Fifth Avenue, Suite 2185
          Portland, OR  97204

          Dreman Value Management, LLC
          520 East Cooper Avenue
          Suite 230-4
          Aspen, CO 81611

          Crawford Investment Counsel, Inc.
          100 Galleria Parkway
          Suite 980
          Atlanta, GA 30339

          IMS Capital Management, Inc.
          8995 S.E. Otty Road
          Portland, Oregon 97266

          Chinook Capital Management
          4380 SW Macadam Ave
          Suite 250
          Portland, OR 97239

          Marco Investment Management, LLC
          300 Atlanta Financial Center
          3343 Peachtree Road, NE
          Atlanta, GA 30326

          Leader Capital Corporation
          121 SW Morrison St.
          Suite 425
          Portland, OR 97204

          Appalachian Asset Management, Inc.
          1018 Kanawha Blvd., East, Suite 301
          Charleston, WV 25301

          Dobson Capital Management, Inc.
          1422 S. Van Ness Street
          Santa Ana, California 92707

          Financial Counselors, Inc.
          442 West 47th Street
          Kansas City, Missouri

          Chicken Little Fund Group, Inc.
          1310 Papin Street, Suite 104
          St. Louis, MO 631013

          Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services
         -------------------

         None.

Item 29. Undertakings
         ------------

          Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

          Registrant  hereby   undertakes  to  carry  out  all   indemnification
          provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

          Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on June 16, 2005.

                                                   UNIFIED SERIES TRUST

                                                       /s/  Anthony J. Ghoston
                                                   -----------------------------
                                                   Anthony J. Ghoston, President

Attest:

/s/      Thomas G. Napurano
-------------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                     Title               Date
---------                                     -----               ----

/s/      Freddie Jacobs, Jr. *                Trustee              June 16, 2005
------------------------------------
 Daniel Condon

/s/      Freddie Jacobs, Jr. *                Trustee              June 16, 2005
------------------------------------
 Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr. *                Trustee              June 16, 2005
-------------------------------------
 Stephen Little

/s/      Freddie Jacobs, Jr. *                Trustee              June 16, 2005
------------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number             Description
--------------             -----------

EX.99.d Management Agreement with Chicken Little Fund Group, Inc. with respect to the Chicken Little Growth Fund

EX.99.m                    Rule 12b-1 Plan for the Chicken Little Growth Fund